Income Taxes - Schedule of Open Tax Year for Examination By Jurisdiction (Detail)	12 Months Ended
Dec. 31, 2019
New Zealand | Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2014
New Zealand | Latest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2019
Bolivia | Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2014
Bolivia | Latest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2019
UNITED STATES | Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2016
UNITED STATES | Latest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2019
CANADA | Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2015
CANADA | Latest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2019